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                       VANGUARD MUNICIPAL BOND FUND, INC.
                             PROSPECTUS SUPPLEMENT
                                 MARCH 19, 1997

If you buy shares of the Vanguard Municipal Bond Fund through a broker-dealer or investment adviser, the broker-dealer or adviser may charge you a service fee.

                                                                            PS95